Institutional [Member] Average Annual Total Returns - Institutional		12 Months Ended	60 Months Ended	84 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI China A Onshore Index (Net) (Reflects no deduction for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.93%	(0.61%)	9.42%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		26.31%	(1.10%)	10.77%
Performance Inception Date				Dec. 27, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.67%	(1.33%)	9.71%
Performance Inception Date				Dec. 27, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	(0.69%)	8.45%
Performance Inception Date				Dec. 27, 2018

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.